Financial risk management - Credit risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk management
Percentage of impairment loss recognized on net sales	1.10%	0.60%
Credit risk
Risk management
Total of accounts receivable and loans due from customers	€ 7,124	€ 6,936
Credit risk | Country one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	24.00%	12.40%
Credit risk | Country two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	9.60%	11.40%
Credit risk | Country three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	8.60%	9.70%
Credit risk | CHINA
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	24.00%	12.40%
Credit risk | Customer one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	10.50%	4.60%
Credit risk | Customer two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	5.10%	4.30%
Credit risk | Customer three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	4.60%	3.80%